UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	06/30/2010

1

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Institutional Reserves
Funds

SEMIANNUAL REPORT June 30, 2010

Contents

The Funds
A Letter from the Chairman and CEO	3
Discussion of Fund Performance	4
Understanding Your Fund’s Expenses	6
Comparing Your Fund’s Expenses
With Those of Other Funds	7
Statements of Investments	8
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	21

For More Information
Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Dreyfus Institutional Reserves Funds

The Funds

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Institutional Reserves Funds, covering the six-month period from January 1, 2010, through June 30, 2010.

After posting solid gains over the second half of 2009 and the first quarter of 2010, the financial markets encountered renewed volatility late in the reporting period, which caused world stocks and some of the bond market’s higher-yielding sectors to erase some of their previous gains. Conversely, traditional safe havens such as gold and U.S. Treasury securities rallied as investors became more risk-averse.

Despite recent headlines about the current state of the U.S. economy, we still believe that it is unlikely that we’ll encounter a “double-dip” recession. Instead, we expect current financial strains to ease and the domestic economy to expand at a moderate pace over the second half of the year. However, we currently see a number of downside risks that could result in volatility over the short term, which is why we still believe that a long-term investment focus with an emphasis on high quality investments may be suitable for many investors.

We believe that short-term and liquid asset mutual fund investments are an important part of a long-term investment focus. But if you have not recently reviewed your portfolio, perhaps now is a good time to talk to your financial advisor about the current market environment and about potential opportunities provided by the financial markets in this investment climate.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2010

The Funds	3

DISCUSSION OF FUND PERFORMANCE (continued)

DISCUSSION OF
FUND PERFORMANCE

For the period of January 1, 2010, through June 30, 2010, as provided by Patricia A. Larkin, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2010, the three Dreyfus Institutional Reserves Funds listed below produced the following yields and effective yields:1,2

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)
Dreyfus Institutional
Reserves Money Fund
Institutional Shares	0.15	0.15
Hamilton Shares	0.10	0.10
Premier Shares	0.00	0.00
Classic Shares	0.00	0.00
Agency Shares	0.02	0.02
Dreyfus Institutional
Reserves Treasury Fund
Institutional Shares	0.03	0.03
Hamilton Shares	0.00	0.00
Premier Shares	0.00	0.00
Classic Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Institutional Reserves
Treasury Prime Fund
Institutional Shares	0.00	0.00
Hamilton Shares	0.00	0.00
Premier Shares	0.00	0.00
Agency Shares	0.00	0.00

U.S. economic growth remained relatively mild during the reporting period, and the Federal Reserve Board (the “Fed”) maintained its target for the overnight federal funds rate between 0% and 0.25%. Consequently, money market yields stayed near historical lows over the first six months of 2010.

Monetary Policy Remained Unchanged in Muted Recovery

2010 began in the midst of an economic recovery that was fueled, in part, by the Fed’s aggressive monetary policy, including an overnight federal funds rate that remained unchanged in a historically low range between 0% and 0.25%.As a result,money market yields remained near zero percent during the reporting period.

When the year began, the economic recovery appeared to remain on track, and economists were encouraged by positive data, such as a better-than-expected improvement in retail sales in January. In addition, the unemployment rate fell to 9.7%, and job losses continued to moderate in January and February. Manufacturing activity rose for the eighth straight month in March, and it did so at the fastest rate in almost six years.Employment improved in April by the largest margin in approximately four years, as non-farm payrolls grew by 290,000 even as workers returning to the labor force pushed the unemployment rate up to 9.9%. 431,000 additional new jobs were created in May, although most were temporary workers hired for the 2010 Census.

Nonetheless,U.S.GDP grew at a revised 3.7% annualized rate during the first quarter of 2010,a far milder gain than similar stages of most previous recoveries. Moreover, the housing market continued to struggle during the first quarter, with existing home sales sliding –0.6% in March compared to the previous month, even before the expiration of tax credits for first-time homebuyers.

In May and June, a sovereign debt crisis in Europe and inflationary pressures in China contributed to greater economic uncertainty worldwide, sparking heightened volatility in international stock and bond markets. In the United States, the Consumer Price Index slid –0.1% in April, primarily due to lower energy prices, even as retail sales and industrial production posted gains. However, government budget cutbacks in Europe created concerns that demand for goods and services, including those from U.S. companies, could suffer significantly. Indeed, U.S. manufacturing activity appeared to moderate in June, and private-sector job growth, while positive, proved more anemic than many analysts expected.

The U.S. Securities and Exchange Commission (“SEC”) has issued new regulations governing money market funds, many of which had compliance dates in May and June.According to the SEC, the “new rules are intended to increase the resilience of money market funds to economic stresses and reduce the risks of runs on the funds by tightening the maturity and credit quality standards and imposing new liquidity requirements.” These new regulations had relatively little impact on the fund, which historically has been conservatively managed.

An Unwavering Focus on Quality

With few opportunities available in the short-term credit markets for significant levels of current income, most money market funds continued to maintain weighted maturities well below historical averages.The funds were no exception, as we set their weighted average maturities roughly in line with industry averages.

Although the mild economic recovery is maturing, inflationary pressures have remained low, and the Fed repeatedly has stated that economic conditions “are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” The subpar U.S. recovery, along with expectations of sustained economic weakness in Europe, has convinced many analysts that a shift to a more restrictive monetary policy is unlikely anytime soon.

July 15, 2010

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.
Yields fluctuate.
[2]	Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking in effect through September
30, 2010, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Funds	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from January 1, 2010 to June 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2010
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$ .69	$ .94	$ 1.34	$ 1.39	$ 1.39
Ending value (after expenses)	$1,000.70	$1,000.50	$1,000.10	$1,000.00	$1,000.00
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$ .64	$ .79	$ .84	$ .79	$ .79
Ending value (after expenses)	$1,000.20	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$ .55	$ .55	$ .55	$ .55	—
Ending value (after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—

† Expenses are equal to the Dreyfus Institutional Reserves Money Fund’s annualized expense ratio of .14% for Institutional Shares, .19% for Hamilton Shares, .27% for Agency Shares,
.28% for Premier Shares and .28% for Classic Shares, Dreyfus Institutional Reserves Treasury Fund’s annualized expense ratio of .13% for Institutional Shares, .16% for Hamilton
Shares, .17% for Agency Shares, .16% for Premier Shares and .16% for Classic Shares and Dreyfus Institutional Reserves Treasury Prime Fund’s annualized expense ratio of .11% for
Institutional Shares, .11% for Hamilton Shares, .11% for Agency Shares and .11% for Premier Shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2010
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$ .70	$ .95	$ 1.35	$ 1.40	$ 1.40
Ending value (after expenses)	$1,024.10	$1,023.85	$1,023.46	$1,023.41	$1,023.41
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$ .65	$ .80	$ .85	$ .80	$ .80
Ending value (after expenses)	$1,024.15	$1,024.00	$1,023.95	$1,024.00	$1,024.00
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$ .55	$ .55	$ .55	$ .55	—
Ending value (after expenses)	$1,024.25	$1,024.25	$1,024.25	$1,024.25	—

† Expenses are equal to the Dreyfus Institutional Reserves Money Fund’s annualized expense ratio of .14% for Institutional Shares, .19% for Hamilton Shares, .27% for Agency Shares,
.28% for Premier Shares and .28% for Classic Shares, Dreyfus Institutional Reserves Treasury Fund’s annualized expense ratio of .13% for Institutional Shares, .16% for Hamilton
Shares, .17% for Agency Shares, .16% for Premier Shares and .16% for Classic Shares and Dreyfus Institutional Reserves Treasury Prime Fund’s annualized expense ratio of .11% for
Institutional Shares, .11% for Hamilton Shares, .11% for Agency Shares and .11% for Premier Shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period).

The Funds	7

STATEMENT OF INVESTMENTS
June 30, 2010 (Unaudited)

	Principal
Dreyfus Institutional Reserves Money Fund	Amount ($)	Value ($)
Negotiable Bank Certificates of Deposit—31.6%
Banco Bilbao Vizcaya Argentaria
0.44%, 7/14/10	160,000,000 [a]	160,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.40%, 8/6/10	200,000,000	200,000,000
Barclays Bank PLC (Yankee)
0.50%—0.70%, 8/23/10—1/18/11	250,000,000	250,000,000
BNP Paribas (Yankee)
0.30%, 7/15/10	100,000,000	100,000,000
Natixis (Yankee)
0.34%—0.40%, 7/7/10—8/4/10	450,000,000	450,000,000
Nordea Bank Finland PLC (Yankee)
0.50%—0.52%, 9/9/10—9/27/10	335,000,000	335,013,667
Royal Bank of Scotland PLC (Yankee)
0.50%—0.60%, 8/12/10—9/7/10	480,000,000	480,000,000
Societe Generale (Yankee)
0.30%—0.40%, 7/14/10—8/12/10	331,500,000	331,487,728
UBS AG (Yankee)
0.38%, 7/12/10	300,000,000	300,000,000
Unicredit Bank AG (Yankee)
0.34%, 7/12/10	100,000,000	100,000,000
Total Negotiable Bank Certificates of Deposit
(cost $2,706,501,395)		2,706,501,395

Commercial Paper—12.3%
Abbey National North America LLC
0.10%, 7/1/10	125,000,000	125,000,000
Bank of Nova Scotia
0.06%, 7/1/10	150,000,000	150,000,000
Deutsche Bank Financial LLC
0.30%, 8/11/10	430,000,000	429,853,083
General Electric Capital Corp.
0.30%, 8/9/10	100,000,000	99,967,500
NRW Bank
0.50%, 8/23/10	150,000,000 [b]	149,889,583
Santander Central Hispano Finance (Delaware) Inc.
0.32%, 7/23/10	100,000,000	99,980,444
Total Commercial Paper
(cost $1,054,690,610)		1,054,690,610

Asset-Backed Commercial Paper—15.7%
Argento Variable Funding Ltd.
0.58%, 9/7/10	35,000,000 [b]	34,961,655
Atlantis One Funding Corp.
0.04%, 7/1/10	235,000,000 [b]	235,000,000
CAFCO LLC
0.32%, 7/7/10	100,000,000 [b]	99,994,667

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)	Value ($)

Asset-Backed Commercial Paper (continued)
Cancara Asset Securitisation Ltd.
0.56%, 9/14/10	330,000,000 [b]	329,615,000
Gemini Securitization Corp., LLC
0.10%, 7/1/10	200,000,000 [b]	200,000,000
Grampian Funding Ltd.
0.32%—0.40%, 7/26/10—8/6/10	444,000,000 [b]	443,837,689
Total Asset-Backed Commercial Paper
(cost $1,343,409,011)		1,343,409,011

Corporate Notes—5.5%
Barclays Bank PLC
0.80%, 7/19/10	225,000,000 [a]	225,000,000
Credit Suisse
0.43%, 7/9/10	250,000,000 [a]	250,000,000
Total Corporate Notes
(cost $475,000,000)		475,000,000

Short-Term Bank Notes—5.8%
Bank of America N.A.
0.31%, 7/12/10	400,000,000	400,000,000
Chase Bank USA NA
0.35%, 8/13/10	100,000,000	100,000,000
Total Short-Term Bank Notes
(cost $500,000,000)		500,000,000

Time Deposits—24.1%
Allied Irish Banks (Grand Cayman)
0.65%, 7/1/10	250,000,000	250,000,000
Bank of Ireland (Dublin)
0.70%, 7/1/10	300,000,000	300,000,000
Commerzbank AG (Grand Cayman)
0.05%, 7/1/10	200,000,000	200,000,000
DZ Bank AG (Grand Cayman)
0.08%, 7/1/10	125,000,000	125,000,000
KBC Bank N.V. (Grand Cayman)
0.01%, 7/1/10	300,000,000	300,000,000
Northern Trust Co. (Grand Cayman)
0.02%, 7/1/10	200,000,000	200,000,000
State Street Bank and
Trust Co. (Grand Cayman)
0.05%, 7/1/10	315,000,000	315,000,000
Svenska Handelsbanken (Grand Cayman)
0.03%, 7/1/10	375,000,000	375,000,000
Total Time Deposits
(cost $2,065,000,000)		2,065,000,000

The Funds	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)	Value ($)

U.S. Government Agencies—4.7%
Federal Farm Credit Bank
0.30%, 11/23/11	100,000,000 [a]	99,900,955
Federal Home Loan Mortgage Corp.
0.28%, 7/16/10	300,000,000 [a,c]	300,000,000
Total U.S. Government Agencies
(cost $399,900,955)		399,900,955

Repurchase Agreement—.4%
Barclays Capital, Inc.
0.01%, dated 6/30/10, due 7/1/10 in the amount of $32,000,009
(fully collateralized by $24,969,200 U.S. Treasury Bonds, 6%,
due 2/15/26, value $32,640,130) (cost $32,000,000)	32,000,000	32,000,000

Total Investments (cost $8,576,501,971)	100.1%	8,576,501,971
Liabilities, Less Cash and Receivables	(.1%)	(12,190,870)
Net Assets	100.0%	8,564,311,101

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities amounted to $1,493,298,594 or 17.4% of net assets.
c On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	82.5	Finance	1.2
Asset-Backed/Multi-Seller Programs	7.8	Repurchase Agreement	.4
U.S. Government Agencies	4.7
Foreign/Governmental	3.5		100.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

June 30, 2010 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Fund	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—39.1%
7/1/10	0.18	100,000,000	100,000,000
8/12/10	0.17	100,000,000	99,980,167
9/9/10	0.20	100,000,000	99,961,111
9/30/10	0.17	100,000,000	99,957,028
10/7/10	0.26	100,000,000	99,930,584
10/28/10	0.23	100,000,000	99,923,972
11/12/10	0.16	100,000,000	99,940,444
11/26/10	0.22	200,000,000	199,819,111
Total U.S. Treasury Bills
(cost $899,512,417)			899,512,417

U.S. Treasury Notes—8.7%
8/31/10	0.31	100,000,000	100,341,362
12/31/10	0.26	100,000,000	100,303,223
Total U.S. Treasury Notes
(cost $200,644,585)			200,644,585

Repurchase Agreements—56.5%
Banc of America Securities LLC
dated 6/30/10, due 7/1/10 in the amount of $200,000,056
(fully collateralized by $66,836,900 U.S.Treasury Notes,
1.88%-4.50%, due 4/30/14-5/15/17, value $73,745,906
and $187,948,709 U.S. Treasury Strips,
due 2/15/21, value $130,254,094)	0.01	200,000,000	200,000,000
Barclays Capital, Inc.
dated 6/30/10, due 7/1/10 in the amount of $198,000,055
(fully collateralized by $190,841,800 U.S. Treasury Notes,
3.13%, due 1/31/17, value $201,960,032)	0.01	198,000,000	198,000,000
BNP Paribas
dated 6/30/10, due 7/1/10 in the amount of $250,000,069
(fully collateralized by $105,897,400 U.S. Treasury Bills,
due 12/16/10, value $105,799,974 and $146,377,200
U.S. Treasury Notes, 1.38%-3.88%,
due 9/15/10-1/15/13, value $149,200,073)	0.01	250,000,000	250,000,000
Citigroup Global Markets Holdings Inc.
dated 6/30/10, due 7/1/10 in the amount of $250,000,278
(fully collateralized by $2,956,500 U.S. Treasury Inflation
Protected Securities, 2.38%, due 1/15/25, value $3,837,643
and $244,474,500 U.S. Treasury Notes, 1.75%-3%,
due 4/15/13-2/28/17, value $251,162,362)	0.04	250,000,000	250,000,000

The Funds	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Fund (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Deutsche Bank Securities Inc.
dated 6/30/10, due 7/1/10 in the amount of $200,000,056
(fully collateralized by $516,410,454 U.S. Treasury Strips,
due 5/15/26-2/15/38, value $204,000,000)	0.01	200,000,000	200,000,000
Goldman, Sachs & Co.
dated 6/30/10, due 7/1/10 in the amount of $200,000,028
(fully collateralized by $118,273,400 U.S. Treasury Bonds,
7.88%, due 2/15/21, value $172,530,505 and $29,094,100
U.S. Treasury Notes, 3.50%, due 2/15/18, value $31,469,502)	0.005	200,000,000	200,000,000
Total Repurchase Agreements
(cost $1,298,000,000)			1,298,000,000

Total Investments (cost $2,398,157,002)		104.3%	2,398,157,002

Liabilities, Less Cash and Receivables		(4.3%)	(98,508,427)

Net Assets		100.0%	2,299,648,575

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Repurchase Agreements	56.5	U.S. Treasury Notes	8.7
U.S. Treasury Bills	39.1		104.3
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
June 30, 2010 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Prime Fund	Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Bills—72.7%
7/1/10	0.10	11,000,000	11,000,000
7/15/10	0.06	169,000,000	168,996,010
7/22/10	0.14	88,000,000	87,992,942
7/29/10	0.15	47,000,000	46,994,567
8/5/10	0.08	3,000,000	2,999,767
8/12/10	0.05	100,000,000	99,994,750
8/19/10	0.11	79,905,000	79,893,037
9/9/10	0.13	50,000,000	49,987,361
9/30/10	0.22	39,950,000	39,927,783
Total U.S. Treasury Bills
(cost $587,786,217)			587,786,217

U.S. Treasury Notes—27.1%
9/15/10	0.14	158,092,000	159,308,313
9/30/10	0.20	60,000,000	60,267,930
Total U.S. Treasury Notes
(cost $219,576,243)			219,576,243
Total Investments (cost $807,362,460)		99.8%	807,362,460
Cash and Receivables (Net)		.2%	2,012,865
Net Assets		100.0%	809,375,325

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Bills	72.7	U.S. Treasury Notes	27.1
			99.8

† Based on net assets.
See notes to financial statements.

The Funds 13

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

		Dreyfus	Dreyfus
	Dreyfus	Institutional	Institutional
	Institutional	Reserves	Reserves
	Reserves	Treasury	Treasury Prime
	Money Fund	Fund	Fund
Assets ($):
Investments in securities at value—Note 1(a,b)†	8,576,501,971	2,398,157,002[a]	807,362,460
Cash	11,242,736	1,427,548	2,948
Interest receivable	3,056,471	1,232,086	2,099,506
Other receivables	1,890,000	510,000	—
	8,592,691,178	2,401,326,636	809,464,914
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)	1,418,248	353,220	89,589
Payable for investment securities purchased	—	99,957,028	—
Payable for shares of Beneficial Interest redeemed	26,961,829	1,367,813	—
	28,380,077	101,678,061	89,589
Net Assets ($)	8,564,311,101	2,299,648,575	809,375,325
Composition of Net Assets ($):
Paid-in capital	8,565,827,679	2,300,103,141	809,385,303
Accumulated net realized gain (loss) on investments	(1,516,578)	(454,566)	(9,978)
Net Assets ($)	8,564,311,101	2,299,648,575	809,375,325
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	2,539,246,171	133,950,668	538,382,537
Shares Outstanding	2,539,026,086	133,935,731	538,390,421
Net Asset Value Per Share ($)	1.00	1.00	1.00
Hamilton Shares
Net Assets ($)	4,993,659,727	1,029,606,935	31,363,250
Shares Outstanding	4,993,509,503	1,029,546,503	31,363,750
Net Asset Value Per Share ($)	1.00	1.00	1.00
Agency Shares
Net Assets ($)	31,752,249	5,582,268	6,250
Shares Outstanding	31,751,448	5,581,557	6,250
Net Asset Value Per Share ($)	1.00	1.00	1.00
Premier Shares
Net Assets ($)	610,039,040	912,561,890	239,623,288
Shares Outstanding	610,034,552	912,486,697	239,624,882
Net Asset Value Per Share ($)	1.00	1.00	1.00
Classic Shares
Net Assets ($)	389,613,914	217,946,814	—
Shares Outstanding	389,614,348	217,919,366	—
Net Asset Value Per Share ($)	1.00	1.00	—
† Investments at cost ($)	8,576,501,971	2,398,157,002	807,362,460

a Amount includes repurchase agreements of $1,298,000,000 for the Dreyfus Institutional Reserves Treasury Fund. See Note 1(b).
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2010 (Unaudited)

		Dreyfus	Dreyfus
	Dreyfus	Institutional	Institutional
	Institutional	Reserves	Reserves
	Reserves	Treasury	Treasury Prime
	Money Fund	Fund	Fund
Investment Income ($):
Interest Income	14,229,517	1,812,136	457,337
Expenses:
Management fee—Note 2(a)	6,962,273	1,550,678	659,106
Distribution fees—Note 2(b)	3,640,928	2,389,783	347,800
Trustees' fees—Note 2(c)	83,313	22,327	7,860
Total Expenses	10,686,514	3,962,788	1,014,766
Less—reduction in expenses due to undertaking—Note 2(a)	(1,504,799)	(2,172,324)	(549,730)
Less—Trustees' fees reimbursed by the Manager—Note 2(c)	(83,313)	(22,327)	(7,860)
Net Expenses	9,098,402	1,768,137	457,176
Investment Income—Net	5,131,115	43,999	161
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	10,167	—	(1,071)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,141,282	43,999	(910)

See notes to financial statements.

The Funds	15

STATEMENTS OF CHANGES IN ASSETS

	Dreyfus Institutional
	Reserves Money Fund
	Six Months Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009
Operations ($):
Investment income—net	5,131,115	51,805,659
Net realized gain (loss) on investments	10,167	279,148
Net Increase (Decrease) in Net Assets Resulting from Operations	5,141,282	52,084,807
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(2,747,640)	(18,862,095)
Hamilton Shares	(2,381,092)	(25,767,824)
Agency Shares	(2,209)	(263,421)
Premier Shares	(130)	(5,742,686)
Classic Shares	(44)	(1,258,624)
Total Dividends	(5,131,115)	(51,894,650)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	8,740,137,526	14,291,141,277
Hamilton Shares	8,043,531,052	23,138,496,493
Agency Shares	87,904,952	261,822,798
Premier Shares	1,448,814,942	4,204,653,386
Classic Shares	1,591,868,079	4,065,556,141
Dividends reinvested:
Institutional Shares	146,198	224,824
Hamilton Shares	109,000	5,991,561
Agency Shares	—	142
Premier Shares	4	237,290
Classic Shares	48	1,209,910
Cost of shares redeemed:
Institutional Shares	(8,652,338,739)	(15,353,973,175)
Hamilton Shares	(8,551,133,184)	(21,681,342,166)
Agency Shares	(98,951,757)	(272,439,565)
Premier Shares	(1,667,235,150)	(5,173,530,267)
Classic Shares	(1,740,058,748)	(4,223,575,615)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(797,205,777)	(735,526,966)
Total Increase (Decrease) In Net Assets	(797,195,610)	(735,336,809)
Net Assets ($):
Beginning of Period	9,361,506,711	10,096,843,520
End of Period	8,564,311,101	9,361,506,711

See notes to financial statements.

	Dreyfus Institutional		Dreyfus Institutional
	Reserves Treasury Fund		Reserves Treasury Prime Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2010	December 31,	June 30, 2010	December 31,
	(Unaudited)	2009	(Unaudited)	2009
Operations ($):
Investment income—net	43,999	437,844	161	271,882
Net realized gain (loss) on investments	—	39,056	(1,071)	11,667
Net Increase (Decrease) in Net Assets
Resulting from Operations	43,999	476,900	(910)	283,549
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(27,153)	(215,528)	(114)	(265,190)
Hamilton Shares	(16,641)	(216,654)	(4)	(3,029)
Agency Shares	(2)	(2,647)	—	—
Premier Shares	(162)	(16,176)	(43)	(3,663)
Classic Shares	(41)	(4,956)	—	—
Total Dividends	(43,999)	(455,961)	(161)	(271,882)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	174,072,707	1,582,724,932	776,388,105	1,408,006,222
Hamilton Shares	2,413,997,071	5,496,391,468	300,578,266	229,171,171
Agency Shares	4,233,851	781,993,277	—	—
Premier Shares	1,425,159,631	3,958,263,671	1,757,350,093	2,181,301,639
Classic Shares	798,757,723	1,579,633,275	—	—
Dividends reinvested:
Institutional Shares	149	592	14	25,798
Hamilton Shares	765	17,322	—	334
Premier Shares	1	614	—	37
Classic Shares	38	4,602	—	—
Cost of shares redeemed:
Institutional Shares	(544,985,826)	(1,295,072,383)	(794,728,207)	(1,717,996,748)
Hamilton Shares	(2,047,405,270)	(5,578,566,229)	(280,676,651)	(254,701,758)
Agency Shares	(5,576,933)	(832,268,932)	—	(10)
Premier Shares	(1,694,008,427)	(4,464,950,357)	(1,808,475,916)	(2,261,944,376)
Classic Shares	(918,067,953)	(1,752,151,815)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(393,822,473)	(523,979,963)	(49,564,296)	(416,137,691)
Total Increase (Decrease) In Net Assets	(393,822,473)	(523,959,024)	(49,565,367)	(416,126,024)
Net Assets ($):
Beginning of Period	2,693,471,048	3,217,430,072	858,940,692	1,275,066,716
End of Period	2,299,648,575	2,693,471,048	809,375,325	858,940,692

See notes to financial statements.

The Funds	17

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund’s (the “funds”) Institutional, Hamilton, Agency, Premier and Classic shares represents the financial highlights of the fund’s predecessor, BNY Hamilton Funds, before the funds commenced operation as of the close of business on September 12, 2008, and represents the performance of the fund’s Institutional, Hamilton,Agency, Premier and Classic shares threafter.Total return shows how much an investment in the fund’s Institutional, Hamilton, Agency, Premier and Classic shares would have increased (or decreased) during each period, assuming all dividends and distributions were reinvested.

a	Annualized.
b	From November 15, 2005 (commencement of initial offering) to December 31, 2005.
c	Not annualized.
[d]	Amount represents less than $.0005 per share.
e	Amount represents less than .01%.
f	Amount represents less than $1,000.

See notes to financial statements.

a	Amount represents less than $.0005 per share.
b	Annualized.
c	From November 14, 2005 (commencement of initial offering) to December 31, 2005.
[d]	Not annualized.
e	Amount represents less than .01%.
f	Amount represents less than $1,000.

See notes to financial statements.

The Funds	19

FINANCIAL HIGHLIGHTS (continued)

Per Share Data ($)					Ratios/Supplemental Data (%)			
	Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x1,000)
Dreyfus Institutional Reserves Treasury Prime Fund									
Institutional Shares									
Six Months Ended June 30, 2010 (Unaudited)	1.00	–[a]	–[a]	1.00	–[b,c]	.16[c]	.11[c]	–[b,c]	538,383
Year Ended December 31,									
2009	1.00	–[a]	–[a]	1.00	.03	.17	.16	.04	556,723
2008	1.00	.014	(.014)	1.00	1.41	.19	.17	.85	866,681
2007	1.00	.045	(.045)	1.00	4.55	.34	.16	4.36	77,674
2006[d]	1.00	.008	(.008)	1.00	.82[e]	.67[c]	.16[c]	4.91[c]	50,203
Hamilton Shares									
Six Months Ended June 30, 2010 (Unaudited)	1.00	–[a]	–[a]	1.00	–[b,c]	.20[c]	.11[c]	–[b,c]	31,363
Year Ended December 31,									
2009	1.00	–[a]	–[a]	1.00	.01	.21	.17	.02	11,462
2008	1.00	.014	(.014)	1.00	1.37	.25	.21	1.03	36,992
2007	1.00	.033	(.033)	1.00	3.29	.35	.20	3.80	13,806
2006[d]	1.00	–[a]	–[a]	1.00	–[b]	–[b]	–[b]	–[b]	–[f]
Agency Shares									
Six Months Ended June 30, 2010 (Unaudited)	1.00	–[a]	–[a]	1.00	–[b,c]	.30[c]	.11[c]	–[b,c]	6
Year Ended December 31,									
2009	1.00	–[a]	–[a]	1.00	–[b]	.31	.20	.01	6
2008	1.00	.002	(.002)	1.00	.16	.31	.31	.50	6
2007	1.00	–[a]	–[a]	1.00	–[b]	–[b]	–[b]	–[b]	–[f]
2006[d]	1.00	–[a]	–[a]	1.00	–[b]	–[b]	–[b]	–[b]	–[f]
Premier Shares									
Six Months Ended June 30, 2010 (Unaudited)	1.00	–[a]	–[a]	1.00	–[b,c]	.45[c]	.11[c]	–[b,c]	239,623
Year Ended December 31,									
2009	1.00	–[a]	–[a]	1.00	–[b]	.46	.18	–[b]	290,749
2008	1.00	.011	(.011)	1.00	1.11	.50	.46	.88	371,388
2007	1.00	.041	(.041)	1.00	4.25	.62	.45	3.66	102,368
2006[d]	1.00	–[a]	–[a]	1.00	.04[e]	.98[c]	.45[c]	4.50[c]	291

a	Amount represents less than $.0005 per share.
b	Amount represents less than .01%.
c	Annualized.
[d]	From November 1, 2006 (commencement of initial offering) to December 31, 2006.
e	Not annualized.
f	Amount represents less than $1,000.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional ReservesTreasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund (each, a “fund”), each a separate series of Dreyfus Institutional Reserves Funds (the “Company”), are registered under the Investment Company Act of 1940, as amended (the “Act”). Each fund is a diversified open-end management investment company. The Company accounts separately for the assets, liabilities and operations of each series. Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the funds’ investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund offers Institutional shares, Hamilton shares, Agency shares and Premier shares. In addition, Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund also offer Classic shares. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Hamilton shares, Agency shares, Premier shares and Classic shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act.

As of June 30, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 6,250 Agency shares of Dreyfus Institutional Reserves Treasury Prime Fund.

It is each fund’s policy to maintain a continuous net asset value per share of $1.00 for each class; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that each fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of each fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including
quoted prices for similar investments, interest rates,
prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the
fund’s own assumptions in determining the fair value of
investments).

The Funds	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Table 1 summarizes the inputs used as of June 30, 2010 in valuing each fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the funds’ agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: Expenses directly attributable to each series are charged to that series operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended June 30, 2010, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period, the funds did not incur any interest or penalties.

Table 1.

		Short-Term Investments ($)†
	Level 1—	Level 2—Other
	Unadjusted	Significant	Level 3— Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Dreyfus Institutional Reserves Money Fund	—	8,576,501,971	—	8,576,501,971
Dreyfus Institutional Reserves Treasury Fund	—	2,398,157,002	—	2,398,157,002
Dreyfus Institutional Reserves Treasury Prime Fund	—	807,362,460	—	807,362,460

†	See Statement of Investments for additional detailed categorizations.

Each of the tax years in the three-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Table 2 summarizes each fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2009.

The tax character of distributions paid to shareholders for each fund during the fiscal year ended December 31, 2009 was all ordinary income. The tax character of current year distributions for each fund will be determined at the end of the current fiscal year.

At June 30, 2010, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund is computed at the annual rates of .14%, .14% and .16%, respectively, of the value of each fund’s average daily net assets and is payable monthly.

As to each fund, unless the Manager gives a fund’s investors 90 days notice to the contrary, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage fees and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the fund’s Hamilton shares, Agency shares, Premier shares and Classic shares, Rule 12b-1 Service Plan expenses.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such limitation may fluctuate daily, is voluntary and not contractual and may be terminated at any time. Table 3 summarizes the reduction in expenses for each relevant class of each fund pursuant to the undertakings during the period ended June 30, 2010.

The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund, until September 30, 2010, so that the direct expenses of the Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares (excluding taxes, interest, brokerage commissions and extraordinary expenses) do not exceed .14%, .19%, .29%, .44%, and .69%, respectively.

Table 2.

			Expiring in fiscal:
		2013†	2014†	2015 †	2016†	Total
Dreyfus Institutional Reserves Money Fund		211,024	965,090	350,631	—	1,526,745
Dreyfus Institutional Reserves Treasury Fund		127,582	214,708	112,276	—	454,566
Dreyfus Institutional Reserves Treasury Prime Fund		—	—	1,243	7,664	8,907

† If not applied, the carryovers expire in the above years.

Table 3.

	Institutional	Hamilton	Agency	Premier		Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)		Shares ($)
Dreyfus Institutional Reserves Money Fund	—	—	3,909	570,165		930,725
Dreyfus Institutional Reserves Treasury Fund	17,019	99,871	4,305	1,236,241		814,888
Dreyfus Institutional Reserves Treasury Prime Fund	133,275	11,055	6	405,394		—

The Funds	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of Dreyfus Institutional Reserves Treasury Prime Fund, until September 30, 2010, so that the direct expenses of the Institutional shares, Hamilton shares, Agency shares and Premier shares (excluding taxes, interest, brokerage commissions and extraordinary expenses) do not exceed .16%, .20%, .30% and .45%, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Hamilton shares,Agency shares, Premier shares and Classic shares of each fund pay the Distributor for distributing their shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. For Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund, the Plan provides for payments to be made at annual rates of .05%, .15%, .30% and .55% of the value of such class’ average daily net assets of the Hamilton, Agency, Premier and Classic shares; respectively. The Plan provides for payments to be made at annual rates of .04%, .14% and .29% for Dreyfus Institutional Reserves Treasury Prime Fund’s Hamilton, Agency and Premier shares’ average daily net assets, respectively. The fees payable under the Plan are payable without regard to actual expenses incurred. Table 4 summarizes the amounts each fund was charged pursuant to the Plan during the period ended June 30, 2010.

Table 5 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Currently, Board members fees are borne by the Manager as to each fund pursuant to the undertaking in effect.

Table 4.

	Hamilton	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Institutional Reserves MoneyFund	1,257,872	29,461	1,097,763	1,255,832
Dreyfus Institutional Reserves Treasury Fund	191,431	5,186	1,341,454	851,712
Dreyfus Institutional Reserves Treasury Prime Fund	5,062	4	342,734	—

Table 5.

				Less Expense
	Management		Distribution	Reimbursement
		Fees ($)	Fees ($)	Fees ($)
Dreyfus Institutional Reserves Money Fund	1,045,137		500,632	(127,521)
Dreyfus Institutional Reserves Treasury Fund		265,785	365,031	(277,596)
Dreyfus Institutional Reserves Treasury Prime Fund		104,260	58,655	(73,326)

NOTES

For More Information

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621
E-mail Access Dreyfus Cash Investment Services Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.
Mail Dreyfus Cash Investment Services Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund’s holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 23, 2010

By: /s/ James Windels
James Windels, Treasurer
Date:	August 23, 2010

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

P:\Word Processing\NCSR Documents for Filings\DIRF\06-30-10semi-forms.DOC

6